Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected Tax Charge/(Credit) and Reconciles to Actual Tax Charge/(Credit) [Abstract]
Loss before tax	$ 38,961	$ 35,587	$ 22,456
Tax credit calculated at the domestic tax rate 12.5%	(4,870)	(4,448)	(2,807)
Tax effects of [Abstract]
Losses for which no deferred tax asset was recognized	4,027	4,200	2,625
Income taxable at a higher rate of tax	1,594	118	0
Other permanent differences	(751)	130	182
Tax charge/(credit)	$ 0	$ 0	$ 0
Domestic tax rate	12.50%	12.50%	12.50%